Provisions (Details Narrative)	12 Months Ended
Jun. 30, 2021
Provisions
Description of trial and preventive seizure - province of salta	The contracts with the state company Salta Forestal SA by means of which rural real estate was given in concession to Cresud, the Governor of the Province of Salta has decreed through decrees 815/20, 395/21, 396/21, 397/21 and 398 / 21 reject the hierarchical appeals filed by Cresud against the payment of the royalties made by Salta Forestal SA and, depending on the campaign, by the Ministry of Agrarian Affairs for the 2013/2014, 2014/2015, 2015/2016, 2016/2017 campaigns , 2017/2018, 2018/2019 and 2019/2020 of corn, soybean and / or sorghum crops. In this context, Cresud has initiated the judicial challenge of these decrees and the province of Salta has initiated an executive and freezing lawsuit for the amounts of the controversial fees. To date, embargoes have been filed under the Expte. 726737/20 and in relation to decree 815/20 for the sum of ARS 42 and within the framework of Expte. N ° 739946/21 and in relation to decree 395/21 the sum of ARS 38. In this line and based on the decrees issued by the Government of Salta and according to the information provided by our external advisory lawyers, the contingency is foreseen at closing in the amount of ARS 221.